Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE FARM MUTUAL FUND TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2013
Supplement [Text Block]	sfmft_SupplementTextBlock

STATE FARM MUTUAL FUND TRUST

Supplement dated October 1, 2013 to the Prospectus dated May 1, 2013 (and as supplemented July 1, 2013) of State Farm Mutual Fund Trust for Class A, Class B, Legacy Class A and Legacy Class B shares (the “Prospectus”).

On page 15 of the Prospectus, which relates to the State Farm Small Cap Index Fund, the table labeled “Annual Fund Operating Expenses” is deleted and replaced with the following:

[Small Cap Index Fund]

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Legacy Class A	Legacy Class B
Management fees	0.33%	0.33%	0.33%	0.33%
Distribution [and/or Service] (12b-1 fees) fees	0.25%	0.95%	0.25%	0.65%
Other Expenses	0.38%	0.38%	0.38%	0.38%
Acquired Fund Fees & Expenses	0.08%	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses	1.04%	1.74%	1.04%	1.44%
Less: Fee Waiver	–0.03%	–0.03%	–0.03%	–0.03%
Total Annual Fund Operating Expenses After Fee Waiver(1)	1.01%	1.71%	1.01%	1.41%
(1)	The expense information in the table above has been restated to reflect current fees.

State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.

On page 15 of the Prospectus, the expense example tables for the Small Cap Index Fund are deleted and replaced with the following:

	After 1 year	After 3 years	After 5 years	After 10 years
Class A	$598	$812	$1,043	$1,705
Class B	$674	$895	$1,141	$1,864
Legacy Class A	$400	$618	$854	$1,530
Legacy Class B	$444	$728	$984	$1,613

You would pay the following expenses if you did not redeem your shares:

	After 1 year	After 3 years	After 5 years	After 10 years
Class B	$174	$545	$941	$1,864
Legacy Class B	$144	$453	$784	$1,613

On page 18 of the Prospectus, which relates to the State Farm International Index Fund, the table labeled “Annual Fund Operating Expenses” is deleted and replaced with the following:

[International Index Fund]

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Legacy Class A	Legacy Class B
Management fees	0.48%	0.48%	0.48%	0.48%
Distribution [and/or Service] (12b-1 fees) fees	0.25%	0.95%	0.25%	0.65%
Other Expenses	0.51%	0.51%	0.51%	0.51%
Total Annual Fund Operating Expenses	1.24%	1.94%	1.24%	1.64%
Less: Fee Waiver	–0.06%	–0.06%	–0.06%	–0.06%
Total Annual Fund Operating Expenses After Fee Waiver(1)	1.18%	1.88%	1.18%	1.58%
(1)	The expense information in the table above has been restated to reflect current fees.

State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.

On page 18 of the Prospectus, the expense example tables for the International Index Fund are deleted and replaced with the following:

	After 1 year	After 3 years	After 5 years	After 10 years
Class A	$614	$868	$1,141	$1,920
Class B	$691	$953	$1,241	$2,078
Legacy Class A	$417	$676	$955	$1,750
Legacy Class B	$461	$786	$1,086	$1,832

You would pay the following expenses if you did not redeem your shares:

	After 1 year	After 3 years	After 5 years	After 10 years
Class B	$191	$603	$1,041	$2,078
Legacy Class B	$161	$511	$886	$1,832

STATE FARM MUTUAL FUND TRUST

Supplement dated October 1, 2013 to the Prospectus dated May 1, 2013 (and as supplemented July 1, 2013) of State Farm Mutual Fund Trust for Institutional Shares (the “Prospectus”).

On page 12 of the Prospectus, which relates to the State Farm Small Cap Index Fund, the table labeled “Annual Fund Operating Expenses” is deleted and replaced with the following:

[Small Cap Index Fund]

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Institutional
Management fees	0.33%
Distribution [and/or Service] (12b-1 fees) Fees	0.00%
Other Expenses	0.38%
Acquired Fund Fees & Expenses	0.08%
Total Annual Fund Operating Expenses	0.79%
Less: Fee Waiver	–0.03%
Total Annual Fund Operating Expenses After Fee Waiver(1)	0.76%
(1)	The expense information in the table above has been restated to reflect current fees.

State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.

On page 12 of the Prospectus, the expense example table for the Small Cap Index Fund is deleted and replaced with the following:

	After 1 year	After 3 years	After 5 years	After 10 years
Institutional	$78	$249	$436	$975

On page 14 of the Prospectus, which relates to the State Farm International Index Fund, the table labeled “Annual Fund Operating Expenses” is deleted and replaced with the following:

[International Index Fund]

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Institutional
Management fees	0.48%
Distribution [and/or Service] (12b-1 fees) Fees	0.00%
Other Expenses	0.51%
Acquired Fund Fees & Expenses	0.00%
Total Annual Fund Operating Expenses	0.99%
Less: Fee Waiver	–0.06%
Total Annual Fund Operating Expenses After Fee Waiver(1)	0.93%
(1)	The expense information in the table above has been restated to reflect current fees.

State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.

On page 14 of the Prospectus, the expense example table for the International Index Fund is deleted and replaced with the following:

	After 1 year	After 3 years	After 5 years	After 10 years
Institutional	$95	$309	$541	$1,208

STATE FARM MUTUAL FUND TRUST

Supplement dated October 1, 2013 to the Prospectus dated May 1, 2013 (and as supplemented July 1, 2013) of State Farm Mutual Fund Trust for Class R-1, Class R-2, and Class R-3 Shares (the “Prospectus”).

On page 12 of the Prospectus, which relates to the State Farm Small Cap Index Fund, the table labeled “Annual Fund Operating Expenses” is deleted and replaced with the following:

[Small Cap Index Fund]

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	R-1	R-2	R-3
Management fees	0.33%	0.33%	0.33%
Distribution [and/or Service] (12b-1 fees) fees	0.50%	0.30%	0.00%
Other Expenses	0.45%	0.45%	0.45%
Acquired Fund Fees & Expenses	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses	1.36%	1.16%	0.86%
Less: Fee Waiver	–0.03%	–0.03%	–0.03%
Total Annual Fund Operating Expenses After Fee Waiver(1)	1.33%	1.13%	0.83%
(1)	The expense information in the table above has been restated to reflect current fees.

State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.

On page 12 of the Prospectus, the expense example table for the Small Cap Index Fund is deleted and replaced with the following:

	After 1 year	After 3 years	After 5 years	After 10 years
R-1	$135	$428	$742	$1,632
R-2	$115	$366	$635	$1,406
R-3	$85	$271	$474	$1,058

On page 14 of the Prospectus, which relates to the State Farm International Index Fund, the table labeled “Annual Fund Operating Expenses” is deleted and replaced with the following:

[International Index Fund]

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	R-1	R-2	R-3
Management fees	0.48%	0.48%	0.48%
Distribution [and/or Service] (12b-1 fees) fees	0.50%	0.30%	0.00%
Other Expenses	0.58%	0.58%	0.58%
Acquired Fund Fees & Expenses	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	1.56%	1.36%	1.06%
Less: Fee Waiver	–0.06%	–0.06%	–0.06%
Total Annual Fund Operating Expenses After Fee Waiver(1)	1.50%	1.30%	1.00%
(1)	The expense information in the table above has been restated to reflect current fees.

State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.

On page 14 of the Prospectus, the expense example table for the International Index Fund is deleted and replaced with the following:

	After 1 year	After 3 years	After 5 years	After 10 years
R-1	$153	$487	$844	$1,851
R-2	$132	$425	$739	$1,630
R-3	$102	$331	$579	$1,289

Retail Class Prospectus | State Farm Small Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sfmft_SupplementTextBlock

STATE FARM MUTUAL FUND TRUST

Supplement dated October 1, 2013 to the Prospectus dated May 1, 2013 (and as supplemented July 1, 2013) of State Farm Mutual Fund Trust for Class A, Class B, Legacy Class A and Legacy Class B shares (the “Prospectus”).

On page 15 of the Prospectus, which relates to the State Farm Small Cap Index Fund, the table labeled “Annual Fund Operating Expenses” is deleted and replaced with the following:

[Small Cap Index Fund]

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Legacy Class A	Legacy Class B
Management fees	0.33%	0.33%	0.33%	0.33%
Distribution [and/or Service] (12b-1 fees) fees	0.25%	0.95%	0.25%	0.65%
Other Expenses	0.38%	0.38%	0.38%	0.38%
Acquired Fund Fees & Expenses	0.08%	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses	1.04%	1.74%	1.04%	1.44%
Less: Fee Waiver	–0.03%	–0.03%	–0.03%	–0.03%
Total Annual Fund Operating Expenses After Fee Waiver(1)	1.01%	1.71%	1.01%	1.41%
(1)	The expense information in the table above has been restated to reflect current fees.

State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.

On page 15 of the Prospectus, the expense example tables for the Small Cap Index Fund are deleted and replaced with the following:

	After 1 year	After 3 years	After 5 years	After 10 years
Class A	$598	$812	$1,043	$1,705
Class B	$674	$895	$1,141	$1,864
Legacy Class A	$400	$618	$854	$1,530
Legacy Class B	$444	$728	$984	$1,613

You would pay the following expenses if you did not redeem your shares:

	After 1 year	After 3 years	After 5 years	After 10 years
Class B	$174	$545	$941	$1,864
Legacy Class B	$144	$453	$784	$1,613

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table above has been restated to reflect current fees.
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Retail Class Prospectus | State Farm Small Cap Index Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.33%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.01%	[1]
After 1 year	rr_ExpenseExampleYear01	$ 598
After 3 years	rr_ExpenseExampleYear03	812
After 5 years	rr_ExpenseExampleYear05	1,043
After 10 years	rr_ExpenseExampleYear10	1,705
Retail Class Prospectus | State Farm Small Cap Index Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.33%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.95%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.71%	[1]
After 1 year	rr_ExpenseExampleYear01	674
After 3 years	rr_ExpenseExampleYear03	895
After 5 years	rr_ExpenseExampleYear05	1,141
After 10 years	rr_ExpenseExampleYear10	1,864
After 1 year	rr_ExpenseExampleNoRedemptionYear01	174
After 3 years	rr_ExpenseExampleNoRedemptionYear03	545
After 5 years	rr_ExpenseExampleNoRedemptionYear05	941
After 10 years	rr_ExpenseExampleNoRedemptionYear10	1,864
Retail Class Prospectus | State Farm Small Cap Index Fund | Legacy Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.33%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.01%	[1]
After 1 year	rr_ExpenseExampleYear01	400
After 3 years	rr_ExpenseExampleYear03	618
After 5 years	rr_ExpenseExampleYear05	854
After 10 years	rr_ExpenseExampleYear10	1,530
Retail Class Prospectus | State Farm Small Cap Index Fund | Legacy Class B
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.33%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.41%	[1]
After 1 year	rr_ExpenseExampleYear01	444
After 3 years	rr_ExpenseExampleYear03	728
After 5 years	rr_ExpenseExampleYear05	984
After 10 years	rr_ExpenseExampleYear10	1,613
After 1 year	rr_ExpenseExampleNoRedemptionYear01	144
After 3 years	rr_ExpenseExampleNoRedemptionYear03	453
After 5 years	rr_ExpenseExampleNoRedemptionYear05	784
After 10 years	rr_ExpenseExampleNoRedemptionYear10	1,613
Retail Class Prospectus | State Farm International Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sfmft_SupplementTextBlock

STATE FARM MUTUAL FUND TRUST

Supplement dated October 1, 2013 to the Prospectus dated May 1, 2013 (and as supplemented July 1, 2013) of State Farm Mutual Fund Trust for Class A, Class B, Legacy Class A and Legacy Class B shares (the “Prospectus”).

On page 18 of the Prospectus, which relates to the State Farm International Index Fund, the table labeled “Annual Fund Operating Expenses” is deleted and replaced with the following:

[International Index Fund]

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Legacy Class A	Legacy Class B
Management fees	0.48%	0.48%	0.48%	0.48%
Distribution [and/or Service] (12b-1 fees) fees	0.25%	0.95%	0.25%	0.65%
Other Expenses	0.51%	0.51%	0.51%	0.51%
Total Annual Fund Operating Expenses	1.24%	1.94%	1.24%	1.64%
Less: Fee Waiver	–0.06%	–0.06%	–0.06%	–0.06%
Total Annual Fund Operating Expenses After Fee Waiver(1)	1.18%	1.88%	1.18%	1.58%
(1)	The expense information in the table above has been restated to reflect current fees.

State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.

On page 18 of the Prospectus, the expense example tables for the International Index Fund are deleted and replaced with the following:

	After 1 year	After 3 years	After 5 years	After 10 years
Class A	$614	$868	$1,141	$1,920
Class B	$691	$953	$1,241	$2,078
Legacy Class A	$417	$676	$955	$1,750
Legacy Class B	$461	$786	$1,086	$1,832

You would pay the following expenses if you did not redeem your shares:

	After 1 year	After 3 years	After 5 years	After 10 years
Class B	$191	$603	$1,041	$2,078
Legacy Class B	$161	$511	$886	$1,832

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table above has been restated to reflect current fees.
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Retail Class Prospectus | State Farm International Index Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.48%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.18%	[1]
After 1 year	rr_ExpenseExampleYear01	614
After 3 years	rr_ExpenseExampleYear03	868
After 5 years	rr_ExpenseExampleYear05	1,141
After 10 years	rr_ExpenseExampleYear10	1,920
Retail Class Prospectus | State Farm International Index Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.48%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.95%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.94%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.88%	[1]
After 1 year	rr_ExpenseExampleYear01	691
After 3 years	rr_ExpenseExampleYear03	953
After 5 years	rr_ExpenseExampleYear05	1,241
After 10 years	rr_ExpenseExampleYear10	2,078
After 1 year	rr_ExpenseExampleNoRedemptionYear01	191
After 3 years	rr_ExpenseExampleNoRedemptionYear03	603
After 5 years	rr_ExpenseExampleNoRedemptionYear05	1,041
After 10 years	rr_ExpenseExampleNoRedemptionYear10	2,078
Retail Class Prospectus | State Farm International Index Fund | Legacy Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.48%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.18%	[1]
After 1 year	rr_ExpenseExampleYear01	417
After 3 years	rr_ExpenseExampleYear03	676
After 5 years	rr_ExpenseExampleYear05	955
After 10 years	rr_ExpenseExampleYear10	1,750
Retail Class Prospectus | State Farm International Index Fund | Legacy Class B
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.48%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.58%	[1]
After 1 year	rr_ExpenseExampleYear01	461
After 3 years	rr_ExpenseExampleYear03	786
After 5 years	rr_ExpenseExampleYear05	1,086
After 10 years	rr_ExpenseExampleYear10	1,832
After 1 year	rr_ExpenseExampleNoRedemptionYear01	161
After 3 years	rr_ExpenseExampleNoRedemptionYear03	511
After 5 years	rr_ExpenseExampleNoRedemptionYear05	886
After 10 years	rr_ExpenseExampleNoRedemptionYear10	1,832
Institutional Class Prospectus | State Farm Small Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sfmft_SupplementTextBlock

STATE FARM MUTUAL FUND TRUST

Supplement dated October 1, 2013 to the Prospectus dated May 1, 2013 (and as supplemented July 1, 2013) of State Farm Mutual Fund Trust for Institutional Shares (the “Prospectus”).

On page 12 of the Prospectus, which relates to the State Farm Small Cap Index Fund, the table labeled “Annual Fund Operating Expenses” is deleted and replaced with the following:

[Small Cap Index Fund]

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Institutional
Management fees	0.33%
Distribution [and/or Service] (12b-1 fees) Fees	0.00%
Other Expenses	0.38%
Acquired Fund Fees & Expenses	0.08%
Total Annual Fund Operating Expenses	0.79%
Less: Fee Waiver	–0.03%
Total Annual Fund Operating Expenses After Fee Waiver(1)	0.76%
(1)	The expense information in the table above has been restated to reflect current fees.

State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.

On page 12 of the Prospectus, the expense example table for the Small Cap Index Fund is deleted and replaced with the following:

	After 1 year	After 3 years	After 5 years	After 10 years
Institutional	$78	$249	$436	$975

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table above has been restated to reflect current fees.
Institutional Class Prospectus | State Farm Small Cap Index Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.33%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.76%	[1]
After 1 year	rr_ExpenseExampleYear01	78
After 3 years	rr_ExpenseExampleYear03	249
After 5 years	rr_ExpenseExampleYear05	436
After 10 years	rr_ExpenseExampleYear10	975
Institutional Class Prospectus | State Farm International Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sfmft_SupplementTextBlock

STATE FARM MUTUAL FUND TRUST

Supplement dated October 1, 2013 to the Prospectus dated May 1, 2013 (and as supplemented July 1, 2013) of State Farm Mutual Fund Trust for Institutional Shares (the “Prospectus”).

On page 14 of the Prospectus, which relates to the State Farm International Index Fund, the table labeled “Annual Fund Operating Expenses” is deleted and replaced with the following:

[International Index Fund]

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Institutional
Management fees	0.48%
Distribution [and/or Service] (12b-1 fees) Fees	0.00%
Other Expenses	0.51%
Acquired Fund Fees & Expenses	0.00%
Total Annual Fund Operating Expenses	0.99%
Less: Fee Waiver	–0.06%
Total Annual Fund Operating Expenses After Fee Waiver(1)	0.93%
(1)	The expense information in the table above has been restated to reflect current fees.

State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.

On page 14 of the Prospectus, the expense example table for the International Index Fund is deleted and replaced with the following:

	After 1 year	After 3 years	After 5 years	After 10 years
Institutional	$95	$309	$541	$1,208

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table above has been restated to reflect current fees.
Institutional Class Prospectus | State Farm International Index Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.48%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.93%	[1]
After 1 year	rr_ExpenseExampleYear01	95
After 3 years	rr_ExpenseExampleYear03	309
After 5 years	rr_ExpenseExampleYear05	541
After 10 years	rr_ExpenseExampleYear10	1,208
Retirement Class Prospectus | State Farm Small Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sfmft_SupplementTextBlock

STATE FARM MUTUAL FUND TRUST

Supplement dated October 1, 2013 to the Prospectus dated May 1, 2013 (and as supplemented July 1, 2013) of State Farm Mutual Fund Trust for Class R-1, Class R-2, and Class R-3 Shares (the “Prospectus”).

On page 12 of the Prospectus, which relates to the State Farm Small Cap Index Fund, the table labeled “Annual Fund Operating Expenses” is deleted and replaced with the following:

[Small Cap Index Fund]

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	R-1	R-2	R-3
Management fees	0.33%	0.33%	0.33%
Distribution [and/or Service] (12b-1 fees) fees	0.50%	0.30%	0.00%
Other Expenses	0.45%	0.45%	0.45%
Acquired Fund Fees & Expenses	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses	1.36%	1.16%	0.86%
Less: Fee Waiver	–0.03%	–0.03%	–0.03%
Total Annual Fund Operating Expenses After Fee Waiver(1)	1.33%	1.13%	0.83%
(1)	The expense information in the table above has been restated to reflect current fees.

State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.

On page 12 of the Prospectus, the expense example table for the Small Cap Index Fund is deleted and replaced with the following:

	After 1 year	After 3 years	After 5 years	After 10 years
R-1	$135	$428	$742	$1,632
R-2	$115	$366	$635	$1,406
R-3	$85	$271	$474	$1,058

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table above has been restated to reflect current fees.
Retirement Class Prospectus | State Farm Small Cap Index Fund | R-1
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.33%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.33%	[1]
After 1 year	rr_ExpenseExampleYear01	135
After 3 years	rr_ExpenseExampleYear03	428
After 5 years	rr_ExpenseExampleYear05	742
After 10 years	rr_ExpenseExampleYear10	1,632
Retirement Class Prospectus | State Farm Small Cap Index Fund | R-2
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.33%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.13%	[1]
After 1 year	rr_ExpenseExampleYear01	115
After 3 years	rr_ExpenseExampleYear03	366
After 5 years	rr_ExpenseExampleYear05	635
After 10 years	rr_ExpenseExampleYear10	1,406
Retirement Class Prospectus | State Farm Small Cap Index Fund | R-3
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.33%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.83%	[1]
After 1 year	rr_ExpenseExampleYear01	85
After 3 years	rr_ExpenseExampleYear03	271
After 5 years	rr_ExpenseExampleYear05	474
After 10 years	rr_ExpenseExampleYear10	1,058
Retirement Class Prospectus | State Farm International Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sfmft_SupplementTextBlock

STATE FARM MUTUAL FUND TRUST

Supplement dated October 1, 2013 to the Prospectus dated May 1, 2013 (and as supplemented July 1, 2013) of State Farm Mutual Fund Trust for Class R-1, Class R-2, and Class R-3 Shares (the “Prospectus”).

On page 14 of the Prospectus, which relates to the State Farm International Index Fund, the table labeled “Annual Fund Operating Expenses” is deleted and replaced with the following:

[International Index Fund]

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	R-1	R-2	R-3
Management fees	0.48%	0.48%	0.48%
Distribution [and/or Service] (12b-1 fees) fees	0.50%	0.30%	0.00%
Other Expenses	0.58%	0.58%	0.58%
Acquired Fund Fees & Expenses	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	1.56%	1.36%	1.06%
Less: Fee Waiver	–0.06%	–0.06%	–0.06%
Total Annual Fund Operating Expenses After Fee Waiver(1)	1.50%	1.30%	1.00%
(1)	The expense information in the table above has been restated to reflect current fees.

State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.

On page 14 of the Prospectus, the expense example table for the International Index Fund is deleted and replaced with the following:

	After 1 year	After 3 years	After 5 years	After 10 years
R-1	$153	$487	$844	$1,851
R-2	$132	$425	$739	$1,630
R-3	$102	$331	$579	$1,289

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	State Farm Investment Management Corp. (the “Manager” or “SFIMC”), the investment adviser to the Fund, has contractually agreed to waive its management fees in an amount required to keep the Fund’s Total Annual Fund Operating Expenses at or below a specified amount for each share class. This fee waiver applies through April 30, 2014, and the Manager may not discontinue or modify this waiver without the approval of the Board of Trustees of State Farm Mutual Fund Trust.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table above has been restated to reflect current fees.
Retirement Class Prospectus | State Farm International Index Fund | R-1
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.48%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.50%	[1]
After 1 year	rr_ExpenseExampleYear01	153
After 3 years	rr_ExpenseExampleYear03	487
After 5 years	rr_ExpenseExampleYear05	844
After 10 years	rr_ExpenseExampleYear10	1,851
Retirement Class Prospectus | State Farm International Index Fund | R-2
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.48%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.30%	[1]
After 1 year	rr_ExpenseExampleYear01	132
After 3 years	rr_ExpenseExampleYear03	425
After 5 years	rr_ExpenseExampleYear05	739
After 10 years	rr_ExpenseExampleYear10	1,630
Retirement Class Prospectus | State Farm International Index Fund | R-3
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.48%
Distribution [and/or Service] (12b-1 fees) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.00%	[1]
After 1 year	rr_ExpenseExampleYear01	102
After 3 years	rr_ExpenseExampleYear03	331
After 5 years	rr_ExpenseExampleYear05	579
After 10 years	rr_ExpenseExampleYear10	$ 1,289

[1]	The expense information in the table above has been restated to reflect current fees.